Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Equity attributable to owners of the Company	Share Capital	Reserves	Other comprehensive income	Retained earnings	Treasury shares	Non-controlling interest	Total
Balances, beginning of period at Dec. 31, 2018	R$ 931,936	R$ 848,760	R$ 86,891	R$ (3,283)		R$ (432)	R$ 252	R$ 932,188
Capital increase	1,249,967	1,250,266	(299)				268	1,250,235
Share issuance cost	(30,529)	(30,721)	192					(30,529)
Share-based payment	102		102					102
Profit / (loss) for the year	27,684				R$ 27,684		2,687	30,370
Profit reserve reversal			(27,512)		27,512
Constitution/Reversion of reserves			3,944		(3,944)
Dividends and interest on equity	(51,252)				(51,252)		930	(50,322)
Repurchase (Cancellation) of treasury shares	266		(166)			432		266
Capital transactions	4,689			4,689				4,689
Other comprehensive income	(2,102)			(2,102)				(2,102)
Sale of NCI without a change in control	27,000		27,000				40	27,040
Balances, end of period at Dec. 31, 2019	2,157,761	2,068,305	90,152	(696)			4,177	2,161,938
Capital increase	1,181,351	1,181,351						1,181,351
Share issuance cost	(32,515)	(33,335)	820					(32,515)
Share-based payment		134	(134)
Profit / (loss) for the year	17,911				17,911		12,775	30,686
Profit reserve reversal			(22,038)		22,038
Dividends and interest on equity	(39,949)				(39,949)			(39,949)
Repurchase of shares	(153,109)					(153,109)		(153,109)
Other comprehensive income	26,687			26,687				26,687
Sale of NCI without a change in control							31,629	31,629
Sale of treasury shares	35,588					35,588		35,588
Gain on sale of Treasury shares	81,909		81,909					81,909
Balances, end of period at Dec. 31, 2020	3,275,634	3,216,455	150,709	25,991		(117,521)	48,581	3,324,215
Profit / (loss) for the year	(48,939)				(48,939)		8,502	(40,437)
Constitution/Reversion of reserves	(45,146)		(94,085)		48,939			(45,146)
Dividends and interest on equity	(3,122)		(3,122)				(7,251)	(10,373)
Other comprehensive income	(141,312)			(141,312)				(141,312)
Sale of treasury shares	7,040		(74,119)			81,159		7,040
Resources from non-controlling interest, including capital increase							33,998	33,998
Balances, end of period at May. 06, 2021	3,044,155	3,216,455	(20,617)	(115,321)		(36,362)	83,830	3,127,985
Balances, beginning of period at Dec. 31, 2020	3,275,634	3,216,455	150,709	25,991		(117,521)	48,581	3,324,215
Profit / (loss) for the year								(55,068)
Other comprehensive income								(247,385)
Balances, end of period at Dec. 31, 2021	2,656,125	13	2,728,396	(72,284)			5,793,659	8,449,784
Balances, beginning of period at May. 06, 2021	3,044,155	3,216,455	(20,617)	(115,321)		(36,362)	83,830	3,127,985
Corporate restructuring on May 7, 2021	(1,899,675)	(3,216,442)	1,205,850	74,555		36,362	1,899,675
Balances, end of period at May. 07, 2021	1,144,480	13	1,185,233	(40,766)			1,983,505	3,127,985
Balances, beginning of period at May. 06, 2021	3,044,155	3,216,455	(20,617)	(115,321)		R$ (36,362)	83,830	3,127,985
Dividends and interest on equity								(9,307)
Balances, end of period at Dec. 31, 2021	2,656,125	13	2,728,396	(72,284)			5,793,659	8,449,784
Balances, beginning of period at May. 07, 2021	1,144,480	13	1,185,233	(40,766)			1,983,505	3,127,985
Profit / (loss) for the year	(23,724)				(23,724)		9,095	(14,629)
Constitution/Reversion of reserves			(23,724)		R$ 23,724
Dividends and interest on equity							(9,307)	(9,307)
Repurchase (Cancellation) of treasury shares							(36,362)	(36,362)
Other comprehensive income	(31,518)			(31,518)			(74,555)	(106,073)
Resources from non-controlling interest, including capital increase	1,566,887		1,566,887				3,921,283	5,488,170
Balances, end of period at Dec. 31, 2021	R$ 2,656,125	R$ 13	R$ 2,728,396	R$ (72,284)			R$ 5,793,659	R$ 8,449,784